Employee Information - Summary of Average Number of Employees (Detail) - Continuing operation [member] - Employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of number of employees [line items]
Average number of employees	17,062	17,024	18,360
UK [member]
Disclosure of number of employees [line items]
Average number of employees	2,830	2,798	3,045
Other European countries [member]
Disclosure of number of employees [line items]
Average number of employees	675	681	633
US [member]
Disclosure of number of employees [line items]
Average number of employees	9,336	9,258	10,125
Canada [member]
Disclosure of number of employees [line items]
Average number of employees	306	315	398
Asia Pacific [member]
Disclosure of number of employees [line items]
Average number of employees	3,081	3,111	3,257
Other countries [member]
Disclosure of number of employees [line items]
Average number of employees	834	861	902